Pension Plans and Other Postretirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Pension contributions	$ 1.1	$ 0.6
Premiums paid to U.S. post-retirement benefit plan	$ 1.4	$ 1.1